Commitment and Contingencies (Details) - USD ($) $ in Millions	Oct. 31, 2021	Jan. 31, 2021	Feb. 02, 2020
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Self-insurance liabilities	$ 24.8	$ 23.5	$ 23.0
Aggregate purchase obligation amount		$ 484.0